Important Notice Regarding Change in Investment Policy

TRANSAMERICA SERIES TRUST

Transamerica JPMorgan Core Bond VP

Supplement to the Currently Effective Prospectus and Summary Prospectus

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Pending investor approval, Transamerica Asset Management, Inc. (“TAM”) will replace J.P. Morgan Investment Management, Inc (“JPMorgan”) with Aegon USA Investment Management, LLC (“AUIM”) as sub-adviser to Transamerica JPMorgan Core Bond VP (the “portfolio”). Because AUIM is an affiliate of TAM, under the terms of TAM’s manager of managers exemptive relief, the new investment sub-advisory agreement between TAM and AUIM with respect to the portfolio must be approved by investors. A proxy statement proposing the sub-advisory agreement with AUIM is expected to be mailed to portfolio investors in August 2022. If approved by portfolio investors, it is anticipated that the change in sub-adviser would occur on or about November 1, 2022.

If the new sub-advisory agreement is approved, the portfolio will be renamed “Transamerica Aegon Core Bond VP”. In addition, and discussed further below, in connection with the change in sub-adviser: (i) the portfolio’s investment objective, principal investment strategies (including its 80% investment policy) and principal investment risks will change; and (ii) the portfolio’s management fee and sub-advisory fee schedules will change. These changes do not require approval by investors.

The portfolio’s current 80% investment policy is to invest, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds, including (without limitation):

•  U.S. government securities, including Treasury obligations and government sponsored enterprises such as Fannie Mae, Ginnie Mae, Freddie Mac and securities issued by other government agencies and instrumentalities

•  Medium- to high-quality corporate bonds

•  Mortgage-backed securities, including U.S. agency and non-agency pass through and collateralized mortgage obligations (“CMOs”)

•  Asset-backed securities

•  Commercial mortgage-backed securities (“CMBS”)

As reflected below, under the revised 80% policy, the portfolio would, under normal circumstances, invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities.

TAM will continue to serve as the portfolio’s investment manager.

In connection with and contingent upon the proposed change in sub-adviser, if approved by portfolio investors, effective on or about November 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus, as applicable, concerning the portfolio.

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The portfolio will change its management fee schedule as described below.

TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $1 billion......................................................................................................... 0.42%

Over $1 billion up to $2 billion............................................................................ 0.38%

Over $2 billion up to $3.5 billion......................................................................... 0.365%

Over $3.5 billion up to $5 billion......................................................................... 0.36%

In excess of $5 billion............................................................................................ 0.355%

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The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.42%	0.42%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.07%	0.07%
Total annual fund operating expenses	0.49%	0.74%

1 Management fees have been restated to reflect a reduction in management fees effective November 1, 2022.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$50	$157	$274	$616
Service Class	$76	$237	$411	$918

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The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Aegon Core Bond VP (formerly, Transamerica JPMorgan Core Bond VP): Effective November 1, 2022, the management fee of the portfolio is 0.42% of the first $1 billion; 0.38% over $1 billion up to $2 billion; 0.365% over $2 billion up to $3.5 billion; 0.36% over $3.5 billion up to $5 billion; and 0.355% in excess of $5 billion in average daily net assets. Prior to November 1, 2022, the management fee was 0.45% of the first $750 million; 0.39% over $750 million up to $1 billion; 0.375% over $1 billion up to $1.5 billion; 0.37% over $1.5 billion up to $3 billion; and 0.365% in excess of $3 billion in average daily net assets.

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INVESTMENT OBJECTIVE:

The portfolio’s investment objective will be as follows:

Seeks to achieve maximize total return.

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. The portfolio’s weighted average duration will typically range from 3 to 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations and repurchase agreements. The portfolio’s investments may include debt securities of foreign issuers, including emerging market debt securities. The portfolio may invest in securities that are denominated in U.S. dollars and in foreign currencies.

The portfolio may invest up to 10% of its net assets in emerging market debt securities and up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of its net assets in emerging market debt securities and high-yield debt securities combined. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the sub-adviser.

The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate, government and agency debt, and other debt instruments. In the sub-adviser’s “top- down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub- adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for credit, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine sector, security, yield curve, and duration positions for the portfolio.

The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.

The portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis.

PRINCIPAL RISKS:

The following principal risks will be added to the “Principal Risks” section included in the Prospectus and Summary Prospectus. The first two risks will be added as key risks. Inflation is added after Mortgage-Related and Asset-Backed Securities. Focused Investing is added after Prepayment or Call. The remaining new risks will be added in alphabetical order after certain key risks.

Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.

Focused Investing – To the extent the portfolio invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.

Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.

Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the portfolio sells securities becomes insolvent, the portfolio’s ability to purchase or repurchase securities may be restricted.

Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. In addition, emerging market securities may have low trading volumes and may be or become illiquid.

Hedging – The portfolio may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.

Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio’s investments in loans are also subject to prepayment or call risk.

Municipal Securities – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the portfolio invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the portfolio will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.

Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.

Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

To Be Announced (TBA)Transactions –Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the portfolio to further losses.

Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.

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SUB-ADVISER:

The portfolio’s sub-adviser will be as follows:

Aegon USA Investment Management, LLC, a wholly-owned and indirect subsidiary of Aegon N.V., has been a registered investment adviser since December 2001. As of December 31, 2021, Aegon USA Investment Management, LLC had approximately

$135.9 billion in total assets under management.

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PORTFOLIO MANAGERS:

The portfolio managers will be as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022. Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Head of Investment Grade Credit since 2017.
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022. Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of Structured Finance since 2018.
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the Portfolio since 2022. Portfolio Manager with Aegon USA Investment Management, LLC since 2015.
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022. Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Head of Multi-Sector Portfolio Management and Emerging Market Debt Strategies.

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Investors Should Retain this Supplement for Future Reference

August 4, 2022